Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2015
Summary of Significant Accounting Policies (Textual)
U.S. Treasury bills	$ 1,157,982	$ 3,686,196
Certificates of deposit	1,939,864	1,742,766
Unrecognized stock option compensation expense	1,679,269	$ 1,921,906
Recognized options vest over period		4 years
Deferred offering related costs	$ 35,154		$ 35,811	$ 996,516
Recognized options and wararnts vest over period	4 years
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of the assets		3 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of the assets		5 years